UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code:    303-623-2577

Date of fiscal year end:      December 31

Date of reporting period:    January 1, 2012 - June 30, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report | June 30, 2012

1	Shareholder Letter

5	Fund Expenses

Statement of Investments

	7	Conservative ETF Asset Allocation Portfolio

	8	Income and Growth ETF Asset Allocation Portfolio

	9	Balanced ETF Asset Allocation Portfolio

	10	Growth ETF Asset Allocation Portfolio

	11	Aggressive Growth ETF Asset Allocation Portfolio

12	Statements of Assets and Liabilities

13	Statements of Operations

14	Statements of Changes in Net Assets

24	Financial Highlights

34	Notes to Financial Statements

42	Additional Information

43	Trustees and Officers

Shareholder Letter
June 30, 2012 (Unaudited)

Dear Shareholder,

Many of the fundamental concerns confronting the global equity markets remained largely unchanged during the first half of 2012, but the outcome was very different during the first and second quarters. For instance, while the S&P 500® Index returned 12.6 percent in the first quarter, in the second quarter the index declined 2.8 percent which left the index up 9.5 percent year-to-date. Although European equity returns lagged the U.S., given their widely publicized sovereign debt and banking issues, return patterns were the same. The MSCI EAFE Index had first and second quarter returns of 11.0 and -6.9 percent, respectively, leaving that index up a more modest 3.4 percent for the first six months. By comparison, the bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 2.4 percent over the same period. The standout winning and losing asset classes for the first half were real estate investment trusts (“REITs”), up 14.9%, and Commodities, down 6.9%, as measured by the MSCI U.S. REIT and Thomson Reuters/Jefferies CRB Indices.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING JUNE 30, 2012

	Six Months	1 Year	Portfolio Inception (4/30/07)**
S&P 500® Stock Index[1]	9.49%	5.45%	0.55%
MSCI U.S. Small Cap 1750 Index[2]	9.06%	-1.40%	2.23%
Barclays Capital U.S. Aggregate Bond Index[3]	2.37%	7.47%	6.35%
MSCI U.S. REIT Index[4]	14.88%	13.19%	0.56%
MSCI EAFE Index[5]	3.38%	-13.38%	-5.08%
MSCI Emerging Markets Index[6]	4.12%	-15.67%	2.06%
Thomson Reuters/Jefferies CRB Index[7]	-6.88%	-15.89%	-0.93%

(1)

The S&P 500® Stock Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)

The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)

Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)

The MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)

The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)

Thomson Reuters/Jefferies CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

**	Annualized returns.
†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.

Past performance is no guarantee of future results.

Semi-Annual Report | June 30, 2012	1

Shareholder Letter
June 30, 2012 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES PERFORMANCE SUMMARY

Past performance is no guarantee of future results. The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

    Conservative (return of $10,000 based on actual performance)

    Balanced (return of $10,000 based on actual performance)

    Aggressive Growth (return of $10,000 based on actual performance)

Income & Growth (return of $10,000 based on actual performance)

Growth (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 2 and 3 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

2	www.alpsfunds.com

Shareholder Letter
June 30, 2012 (Unaudited)

	Six Months					1 Year
	Fund Return		Fund Benchmarks			Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones	*	Blended^	Class I	Class II	Dow Jones	*	Blended^
Conservative	2.63%	2.45%	3.55%		3.79%	3.25%	2.98%	6.71%		7.07%
Income and Growth	3.66%	3.53%	5.01%		5.22%	1.61%	1.41%	5.90%		6.66%
Balanced	4.93%	4.79%	6.32%		6.64%	0.16%	-0.16%	4.44%		6.26%
Growth	5.56%	5.40%	7.58%		8.07%	-2.63%	-2.81%	2.83%		5.85%
Aggressive Growth	5.94%	5.75%	8.93%		8.78%	-3.84%	-4.14%	1.50%		5.65%

	Since Inception (4/30/07)**					Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/12†
	Fund Return		Fund Benchmarks			Class I		Class II
Portfolio	Class I	Class II	Dow Jones*		Blended^	Gross	Net	Gross		Net
Conservative	3.78%	3.47%	5.93%		5.19%	0.79%	0.69%	1.04%		0.94%
Income and Growth	2.59%	2.34%	4.64%		4.03%	0.72%	0.70%	0.97%		0.95%
Balanced	1.63%	1.36%	3.67%		2.87%	0.70%	0.70%	0.95%		0.95%
Growth	0.16%	-0.11%	2.57%		1.71%	0.71%	0.70%	0.96%		0.95%
Aggressive Growth	-0.93%	-1.20%	1.54%		1.13%	0.77%	0.71%	1.02%		0.96%

Since each Portfolio does not seek to replicate its respective Dow Jones* or Blended benchmark^, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

*

Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends.

^

Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/80% Barclays Capital U.S. Aggregate Bond Index for the Conservative Portfolio, (g) 40% S&P 500® Index/60% Barclays Capital U.S. Aggregate Bond Index for the Income & Growth Portfolio, (h) 60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Bond Index for the Balanced Portfolio, (i) 80% S&P 500® Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500® Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Capital Indexes reflect the reinvestment of dividends.

**	Annualized returns.

†

Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2012. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report.

The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.53% of Class I shares average daily net assets through April 29, 2014 or 0.78% of Class II shares average daily net assets through April 29, 2014. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I and 0.78% for Class II agreed to by the Adviser and Subadviser.

Semi-Annual Report | June 30, 2012	3

Shareholder Letter
June 30, 2012 (Unaudited)

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

IBBOTSON ETF ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

The table below shows there were some changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the six months ended June 30, 2012. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of June 30, 2012.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11
Large-Cap Stocks	9.0%	10.0%	15.5%	17.0%	18.8%	22.0%	21.8%	26.2%	21.2%	27.0%
Mid-Cap Stocks	3.0%	3.0%	6.0%	6.0%	9.5%	9.5%	13.5%	13.5%	15.0%	15.0%
Small-Cap Stocks	0.0%	0.0%	2.5%	2.5%	5.5%	5.5%	8.0%	8.0%	9.5%	9.5%
Real Estate (REITs)	0.0%	0.0%	0.0%	0.0%	2.5%	2.0%	3.3%	2.5%	4.0%	3.0%
International Stocks	6.0%	5.0%	12.5%	10.5%	19.0%	16.0%	26.7%	22.8%	31.5%	26.5%
Commodities	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	5.0%	5.0%
Bonds	73.0%	73.0%	55.5%	56.0%	39.7%	40.0%	22.7%	23.0%	13.8%	14.0%
Cash Equivalents	7.0%	7.0%	5.0%	5.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

The performance tables on the previous page indicate that the Portfolios underperformed the benchmarks during the first half of 2012. It’s important to note that the Dow Jones U.S. Series and the blended benchmarks do not include International, Commodity, or REITs, exposures on the equity side and Short-term Bonds and Treasury Inflation-Protected Securities (“TIPS”), on the Fixed Income side. International Stocks and commodities were relatively weak as previously mentioned. So, when those asset classes are significant contributors or detractors to performance, relative performance will be positively or negatively impacted in comparison for the Portfolios with those exposures.

On behalf of ALPS Advisors, Inc. and the Sub-Advisor, Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely,

Tom Carter

President

Each Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Ibbotson ETF Allocation Series Portfolios are not Exchange Traded Funds (ETFs), instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

Tom Carter is a Registered Representative of ALPS Distributors, Inc.

4	www.alpsfunds.com

Fund Expenses
June 30, 2012 (Unaudited)

As a shareholder of the Portfolios listed on the following page, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2012 and held until June 30, 2012.

Actual Expenses. The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Net Expense Ratio(1)	Expense Paid During Period 1/1/12 - 6/30/12(2)
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,026.30	0.53%	$ 2.67
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.23	0.53%	$ 2.66
Class II
Actual Fund Return	$ 1,000.00	$ 1,024.50	0.78%	$ 3.93
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.78%	$ 3.92
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,036.60	0.53%	$ 2.68
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.23	0.53%	$ 2.66
Class II
Actual Fund Return	$ 1,000.00	$ 1,035.30	0.78%	$ 3.95
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.78%	$ 3.92
Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$ 1,000.00	$ 1,049.30	0.52%	$ 2.65
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,022.28	0.52%	$ 2.61
Class II
Actual Fund Return	$ 1,000.00	$ 1,047.90	0.77%	$ 3.92
Hypothetical Fund Return (5% return before expenses)	$ 1,000.00	$ 1,021.03	0.77%	$ 3.87

Semi-Annual Report | June 30, 2012	5

Fund Expenses
June 30, 2012 (Unaudited)

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Net Expense Ratio(1)	Expense Paid During Period 1/1/12 - 6/30/12(2)
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,055. 60	0.53%	$2.71
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022. 23	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,054. 00	0.77%	$3.93
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021. 03	0.77%	$3.87
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,059. 40	0.53%	$2.71
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022. 23	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,057. 50	0.78%	$3.99
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020. 98	0.78%	$3.92

(1)	Annualized based on the Portfolios’ expenses from January 1, 2012 through June 30, 2012.
(2)

Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolios’ shares are offered to you.

6	www.alpsfunds.com

Statement of Investments Conservative ETF Asset Allocation Portfolio
As of June 30, 2012 (Unaudited)

	Shares	Value
Exchange Traded Funds - 90.65%
iShares - 21.87%
Barclays TIPS Bond Fund	27,129	$3,247,341
S&P 500® Index Fund	21,602	2,954,074
S&P MidCap 400® Index Fund	10,560	994,013

Total iShares		7,195,428

Other - 68.78%
SPDR® Barclays Capital High Yield Bond ETF	50,385	1,988,192
Vanguard MSCI EAFE ETF	63,305	1,998,539
Vanguard Short-Term Bond ETF	133,032 10,792,886
Vanguard Total Bond Market ETF	93,048	7,851,390

Total Other		22,631,007

Total Exchange Traded Funds (Cost $29,061,494)		29,826,435

Exchange Traded Notes - 2.05%
Diversified - 2.05%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	16,803	675,145

Total Exchange Traded Notes (Cost $723,723)		675,145

	7-Day Yield	Shares	Value
Short-Term Investments - 7.07%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.176%	2,324,235	$2,324,235

Total Short-Term Investments (Cost $2,324,235)			2,324,235

Total Investments - 99.77% (Total cost $32,109,452)			32,825,815

Other Assets in Excess of Liabilities - 0.23%			77,095

Net Assets - 100.00%			$32,902,910

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2012.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	7

Statement of Investments Income and Growth ETF Asset Allocation Portfolio
As of June 30, 2012 (Unaudited)

	Shares	Value
Exchange Traded Funds - 92.21%
iShares - 31.15%
Barclays TIPS Bond Fund	63,603	$7,613,279
MSCI EAFE Small Cap Index Fund	57,350	2,072,629
S&P 500® Index Fund	117,803	16,109,560
S&P MidCap 400® Index Fund	65,830	6,196,578

Total iShares		31,992,046

Other - 61.06%
SPDR® Barclays Capital High Yield Bond ETF	131,380	5,184,255
Vanguard MSCI EAFE ETF	287,230	9,067,851
Vanguard MSCI Emerging Markets ETF	52,736	2,106,803
Vanguard Short-Term Bond ETF	281,034	22,800,288
Vanguard Small-Cap ETF	34,795	2,645,812
Vanguard Total Bond Market ETF	247,773	20,907,086

Total Other		62,712,095

Total Exchange Traded Funds (Cost $92,671,026)		94,704,141

Exchange Traded Notes - 3.10%
Diversified - 3.10%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	79,343	3,188,002

Total Exchange Traded Notes (Cost $3,401,290)		3,188,002

	7-Day Yield	Shares	Value
Short-Term Investments - 4.85%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.176%	4,986,045	$4,986,045

Total Short-Term Investments (Cost $4,986,045)			4,986,045

Total Investments - 100.16% (Total cost $101,058,361)			102,878,188

Liabilities in Excess of Other Assets - (0.16)%			(169,028)

Net Assets - 100.00%			$102,709,160

(1)	Non-income producing security.

Asset Class  Allocation# as a percentage of total Portfolio  value (Unaudited)

•	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2012.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.
8	www.alpsfunds.com

Statement of Investments Balanced ETF Asset Allocation Portfolio
As of June 30, 2012 (Unaudited)

	Shares	Value
Exchange Traded Funds - 94.93%
iShares - 35.59%
Barclays TIPS Bond Fund	63,111	$7,554,387
MSCI EAFE Small Cap Index Fund	132,050	4,772,287
S&P 500® Index Fund	235,406	32,191,770
S&P MidCap 400® Index Fund	174,770	16,451,100

Total iShares		60,969,544

Other - 59.34%
SPDR® Barclays Capital High Yield Bond ETF	171,535	6,768,771
Vanguard MSCI EAFE ETF	696,785	21,997,503
Vanguard MSCI Emerging Markets ETF	163,594	6,535,580
Vanguard REIT ETF	66,498	4,350,964
Vanguard Short-Term Bond ETF	269,190	21,839,385
Vanguard Small-Cap ETF	125,158	9,517,014
Vanguard Total Bond Market ETF	363,206	30,647,322

Total Other		101,656,539

Total Exchange Traded Funds (Cost $159,975,852)		162,626,083

Exchange Traded Notes - 3.09%
Diversified - 3.09%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	131,893	5,299,461

Total Exchange Traded Notes (Cost $5,708,795)		5,299,461

	7-Day Yield	Shares	Value
Short-Term Investments - 2.23%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.176%	3,822,812	$3,822,812

Total Short-Term Investments (Cost $3,822,812)			3,822,812

Total Investments - 100.25% (Total cost $169,507,459)			171,748,356

Liabilities in Excess of Other Assets -(0.25)%			(426,074)

Net Assets -100.00%			$171,322,282

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2012.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	9

Statement of Investments Growth ETF Asset Allocation Portfolio
As of June 30, 2012 (Unaudited)

	Shares	Value
Exchange Traded Funds - 95.99%
iShares - 38.88%
MSCI EAFE Small Cap Index Fund	150,380	$5,434,733
S&P 500® Index Fund	228,937	31,307,135
S&P MidCap 400® Index Fund	207,410	19,523,503

Total iShares		56,265,371

Other - 57.11%
Vanguard MSCI EAFE ETF	809,130	25,544,234
Vanguard MSCI Emerging Markets ETF	209,489	8,369,085
Vanguard REIT ETF	72,727	4,758,528
Vanguard Short-Term Bond ETF	195,113	15,829,518
Vanguard Small-Cap ETF	152,881	11,625,071
Vanguard Total Bond Market ETF	195,986	16,537,299

Total Other		82,663,735

Total Exchange Traded Funds (Cost $137,854,117)		138,929,106

Exchange Traded Notes - 4.06%
Diversified - 4.06%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	146,204	5,874,477

Total Exchange Traded Notes (Cost $6,254,343)		5,874,477

	7-Day Yield	Shares	Value
Short-Term Investments - 0.23%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.176%	331,347	$331,347

Total Short-Term Investments (Cost $331,347)			331,347

Total Investments - 100.28% (Total cost $144,439,807)			145,134,930

Liabilities in Excess of Other Assets - (0.28)%			(404,815)

Net Assets - 100.00%			$144,730,115

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2012.

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.
10	www.alpsfunds.com

Statement of Investments Aggressive Growth ETF Asset Allocation Portfolio
As of June 30, 2012 (Unaudited)

	Shares	Value
Exchange Traded Funds - 95.18%
iShares - 40.98%
MSCI EAFE Small Cap Index Fund	60,105	$2,172,195
S&P 500® Index Fund	70,256	9,607,508
S&P MidCap 400® Index Fund	72,755	6,848,428

Total iShares		18,628,131

Other - 54.20%
Vanguard MSCI EAFE ETF	293,100	9,253,167
Vanguard MSCI Emerging Markets ETF	77,697	3,103,995
Vanguard REIT ETF	28,039	1,834,592
Vanguard Short-Term Bond ETF	24,550	1,991,742
Vanguard Small-Cap ETF	57,353	4,361,122
Vanguard Total Bond Market ETF	48,546	4,096,311

Total Other		24,640,929

Total Exchange Traded Funds (Cost $43,363,428)		43,269,060

Exchange Traded Notes - 5.04%
Diversified - 5.04%
iPATH® Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	57,024	2,291,224

Total Exchange Traded Notes (Cost $2,449,390)		2,291,224

Value
Total Investments - 100.22% (Total cost $45,812,818)	$45,560,284

Liabilities in Excess of Other Assets - (0.22)%	(100,381)

Net Assets - 100.00%	$45,459,903

(1)	Non-income producing security.

Asset Class Allocation# as a percentage of total Portfolio value (Unaudited)

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	11

Statements of Assets and Liabilities
As of June 30, 2012 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
ASSETS:

Investments, at value (Investments, at Cost, see below)	$32,825,815	$102,878,188	$171,748,356	$145,134,930	$45,560,284
Receivable for investments sold	–	–	–	–	88,276
Receivable for shares sold	111,168	34,942	197,995	34,351	18,270
Interest and dividends receivable	316	694	491	16	7
Other assets	1,625	5,076	8,450	7,228	2,236
Total Assets	32,938,924	102,918,900	171,955,292	145,176,525	45,669,073

LIABILITIES:

Payable for investments purchased	–	–	422,451	284,429	73,927
Payable for shares redeemed	5,516	119,469	84,013	52,781	80,724
Payable to advisor	16,078	57,317	93,147	74,320	21,254
Payable to custodian	–	–	–	–	12,079
Accrued expenses and other liabilities	14,420	32,954	33,399	34,880	21,186
Total Liabilities	36,014	209,740	633,010	446,410	209,170
Net Assets	$32,902,910	$102,709,160	$171,322,282	$144,730,115	$45,459,903

NET ASSETS CONSIST OF:

Paid-in capital	$30,625,688	$95,092,480	$157,574,194	$132,611,923	$44,863,715
Accumulated net investment income	704,799	2,249,429	3,573,272	2,452,698	727,759
Accumulated net realized gain on investments	856,060	3,547,424	7,933,919	8,970,371	120,963
Net unrealized appreciation/(depreciation) on investments	716,363	1,819,827	2,240,897	695,123	(252,534)
Net Assets	$32,902,910	$102,709,160	$171,322,282	$144,730,115	$45,459,903

Investments, at Cost	$32,109,452	$101,058,361	$169,507,459	$144,439,807	$45,812,818

PRICING OF SHARES:

Class I:
Net Assets	$2,803,959	$2,977,488	$11,559,362	$31,426,904	$10,464,584
Shares of beneficial interest outstanding	247,692	284,064	1,131,341	3,245,475	1,129,128
Net assets value, offering and redemption price per share	$11.32	$10.48	$10.22	$9.68	$9.27

Class II:
Net Assets	$30,098,951	$99,731,672	$159,762,920	$113,303,211	$34,995,319
Shares of beneficial interest outstanding	2,669,999	9,185,469	15,538,118	11,850,069	3,802,486
Net assets value, offering and redemption price per share	$11.27	$10.86	$10.28	$9.56	$9.20

See Notes to Financial Statements.
12	www.alpsfunds.com

Statements of Operations
For the Six Months Ended June 30, 2012 (Unaudited)

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

INVESTMENT INCOME:

Interest	$1,846	$4,207	$2,909	$137	$61
Dividends	299,417	899,425	1,387,263	915,710	270,734
Total Investment Income	301,263	903,632	1,390,172	915,847	270,795

EXPENSES:

Investment advisor fee	70,159	225,635	370,938	320,747	101,463
12b-1 fees - Class II	35,645	122,057	193,618	141,179	43,991
Custodian fees	6,006	6,527	9,460	8,663	6,053
Legal fees	989	3,174	5,051	4,407	1,449
Audit fees	9,839	9,841	9,843	9,842	9,839
Trustees’ fees and expenses	2,019	6,583	10,602	9,233	2,922
Report to shareholder fees	1,409	4,769	8,185	7,750	2,851
Other expenses	3,564	10,505	14,304	13,387	6,309
Total expenses before waiver	129,630	389,091	622,001	515,208	174,877
Less fees waived/reimbursed by investment advisor and sub-advisor
Class I	(973)	(43)	–	–	(2,518)
Class II	(10,382)	(1,242)	–	–	(8,868)
Total Net Expenses	118,275	387,806	622,001	515,208	163,491
Net Investment Income	182,988	515,826	768,171	400,639	107,304

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	290,448	789,080	1,752,037	1,780,428	462,212
Net change in unrealized appreciation on investments	282,532	2,117,378	4,967,868	5,188,297	1,875,000
Net Realized and Unrealized Gain on Investments	572,980	2,906,458	6,719,905	6,968,725	2,337,212
Net Increase in Net Assets Resulting from Operations	$755,968	$3,422,284	$7,488,076	$7,369,364	$2,444,516

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	13

Statements of Changes in Net Assets Conservative ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

OPERATIONS:

Net investment income	$182,988	$521,812
Net realized gain on investments	290,448	731,706
Net change in unrealized appreciation/(depreciation) on investments	282,532	(496,551)
Net Increase in net assets resulting from operations	755,968	756,967

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(35,835)
Class II	–	(332,567)
From net realized gain on investments
Class I	–	(60,733)
Class II	–	(647,363)
Total distributions	–	(1,076,498)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	941,797	896,992
Issued to shareholders in reinvestment of distributions	–	96,568
Cost of shares redeemed	(711,125)	(789,672)
Net increase from share transactions	230,672	203,888
Class II
Proceeds from sale of shares	5,685,953	12,047,859
Issued to shareholders in reinvestment of distributions	–	979,930
Cost of shares redeemed	(3,734,031)	(4,749,857)
Net increase from share transactions	1,951,922	8,277,932

Net increase in net assets	2,938,562	8,162,289

NET ASSETS:

Beginning of period	29,964,348	21,802,059
End of period*	$32,902,910	$29,964,348

*Includes accumulated net investment income of:	$704,799	$521,811

14	www.alpsfunds.com

Statements of Changes in Net Assets Conservative ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

OTHER INFORMATION - SHARES:

Class I
Sold	83,960	79,577
Reinvested	–	8,811
Redeemed	(63,202)	(70,050)
Net increase in shares outstanding	20,758	18,338
Class II
Sold	508,070	1,067,742
Reinvested	–	89,655
Redeemed	(333,854)	(422,377)
Net increase in shares outstanding	174,216	735,020

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	15

Statements of Changes in Net Assets Income and Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

OPERATIONS:

Net investment income	$515,826	$1,733,607
Net realized gain on investments	789,080	3,553,069
Net change in unrealized appreciation/(depreciation) on investments	2,117,378	(4,706,993)
Net Increase in net assets resulting from operations	3,422,284	579,683

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(22,025)
Class II	–	(796,066)
From net realized gain on investments
Class I	–	(35,581)
Class II	–	(1,492,142)
Total distributions	–	(2,345,814)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	867,241	789,721
Issued to shareholders in reinvestment of distributions	–	57,606
Cost of shares redeemed	(151,205)	(331,898)
Net increase from share transactions	716,036	515,429
Class II
Proceeds from sale of shares	11,555,197	25,050,866
Issued to shareholders in reinvestment of distributions	–	2,288,208
Cost of shares redeemed	(9,219,345)	(17,269,209)
Acquisition (Note 6)	–	9,228,076
Net increase from share transactions	2,335,852	19,297,941

Net increase in net assets	6,474,172	18,047,239

NET ASSETS:

Beginning of period	96,234,988	78,187,749
End of period*	$102,709,160	$96,234,988

*Includes accumulated net investment income of:	$2,249,429	$1,733,603

16	www.alpsfunds.com

Statements of Changes in Net Assets Income and Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

OTHER INFORMATION - SHARES:

Class I
Sold	82,346	76,627
Reinvested	–	5,772
Redeemed	(14,503)	(32,015)
Net increase in shares outstanding	67,843	50,384
Class II
Sold	1,069,399	2,336,419
Reinvested	–	221,083
Redeemed	(853,255)	(1,606,831)
Acquisition (Note 6)	–	829,112
Net increase in shares outstanding	216,144	1,779,783

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	17

Statements of Changes in Net Assets Balanced ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

OPERATIONS:

Net investment income	$768,171	$2,805,101
Net realized gain on investments	1,752,037	12,031,682
Net change in unrealized appreciation/(depreciation) on investments	4,967,868	(17,852,680)
Net Increase/(Decrease) in net assets resulting from operations	7,488,076	(3,015,897)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(97,020)
Class II	–	(1,478,296)
From net realized gain on investments
Class I	–	(135,242)
Class II	–	(2,325,932)
Total distributions	–	(4,036,490)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	3,338,062	5,138,073
Issued to shareholders in reinvestment of distributions	–	232,262
Cost of shares redeemed	(620,722)	(2,933,501)
Net increase from share transactions	2,717,340	2,436,834
Class II
Proceeds from sale of shares	20,967,966	33,331,474
Issued to shareholders in reinvestment of distributions	–	3,804,229
Cost of shares redeemed	(14,432,345)	(25,160,083)
Acquisition (Note 6)	–	24,754,163
Net increase from share transactions	6,535,621	36,729,783

Net increase in net assets	16,741,037	32,114,230

NET ASSETS:

Beginning of period	154,581,245	122,467,015
End of period*	$171,322,282	$154,581,245

*Includes accumulated net investment income of:	$3,573,272	$2,805,101

18	www.alpsfunds.com

Statements of Changes in Net Assets Balanced ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

OTHER INFORMATION - SHARES:

Class I
Sold	328,301	502,324
Reinvested	–	24,295
Redeemed	(60,362)	(284,934)
Net increase in shares outstanding	267,939	241,685
Class II
Sold	2,046,362	3,257,966
Reinvested	–	395,039
Redeemed	(1,405,362)	(2,470,054)
Acquisition (Note 6)	–	2,291,100
Net increase in shares outstanding	641,000	3,474,051

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	19

Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

OPERATIONS:

Net investment income	$400,639	$2,052,058
Net realized gain on investments	1,780,428	14,134,204
Net change in unrealized appreciation/(depreciation) on investments	5,188,297	(21,925,152)
Net Increase/(Decrease) in net assets resulting from operations	7,369,364	(5,738,890)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(343,264)
Class II	–	(1,268,040)
From net realized gain on investments
Class I	–	(307,505)
Class II	–	(1,271,217)
Total distributions	–	(3,190,026)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	3,981,050	8,740,982
Issued to shareholders in reinvestment of distributions	–	650,769
Cost of shares redeemed	(574,395)	(1,772,252)
Net increase from share transactions	3,406,655	7,619,499
Class II
Proceeds from sale of shares	11,911,819	21,104,325
Issued to shareholders in reinvestment of distributions	–	2,539,257
Cost of shares redeemed	(11,698,380)	(23,333,169)
Acquisition (Note 6)	–	10,715,840
Net increase from share transactions	213,439	11,026,253

Net increase in net assets	10,989,458	9,716,836

NET ASSETS:

Beginning of period	133,740,657	124,023,821
End of period*	$144,730,115	$133,740,657

*Includes accumulated net investment income of:	$2,452,698	$2,052,058

20	www.alpsfunds.com

Statements of Changes in Net Assets Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

OTHER INFORMATION - SHARES:

Class I
Sold	411,706	899,786
Reinvested	–	72,630
Redeemed	(59,035)	(179,991)
Net increase in shares outstanding	352,671	792,425
Class II
Sold	1,246,457	2,188,539
Reinvested	–	286,598
Redeemed	(1,221,045)	(2,414,066)
Acquisition (Note 6)	–	1,031,395
Net increase in shares outstanding	25,412	1,092,466

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	21

Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

OPERATIONS:

Net investment income	$107,304	$620,457
Net realized gain on investments	462,212	2,810,382
Net change in unrealized appreciation/(depreciation) on investments	1,875,000	(5,564,062)
Net Increase/(Decrease) in net assets resulting from operations	2,444,516	(2,133,223)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(105,025)
Class II	–	(345,644)
Total distributions	–	(450,669)

SHARE TRANSACTIONS:

Class I
Proceeds from sale of shares	1,338,976	3,725,741
Issued to shareholders in reinvestment of distributions	–	105,025
Cost of shares redeemed	(339,194)	(1,089,076)
Net increase from share transactions	999,782	2,741,690
Class II
Proceeds from sale of shares	3,645,943	8,931,736
Issued to shareholders in reinvestment of distributions	–	345,644
Cost of shares redeemed	(4,120,377)	(5,939,524)
Net increase/(decrease) from share transactions	(474,434)	3,337,856

Net increase in net assets	2,969,864	3,495,654

NET ASSETS:

Beginning of period	42,490,039	38,994,385
End of period*	$45,459,903	$42,490,039

*Includes accumulated net investment income of:	$727,759	$620,455

22	www.alpsfunds.com

Statements of Changes in Net Assets Aggressive Growth ETF Asset Allocation Portfolio

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

OTHER INFORMATION - SHARES:

Class I
Sold	144,516	402,662
Reinvested	–	12,327
Redeemed	(37,064)	(118,086)
Net increase in shares outstanding	107,452	296,903
Class II
Sold	393,336	975,566
Reinvested	–	40,760
Redeemed	(448,745)	(641,587)
Net increase/(decrease) in shares outstanding	(55,409)	374,739

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	23

Financial Highlights Conservative ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.03		$11.09		$10.54		$9.79		$10.46		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.08	(1)	0.26	(1)	0.23	(1)	0.26	(1)	0.37	(1)	0.28
Net realized and unrealized gain/(loss) on investments	0.21		0.11		0.47		0.56		(0.96)		0.18
Total income/(loss) from investment operations	0.29		0.37		0.70		0.82		(0.59)		0.46

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.16)		(0.14)		(0.06)		(0.08)		–
From net realized gain	–		(0.27)		(0.01)		(0.01)		(0.00)	(2)	–
Total distributions	–		(0.43)		(0.15)		(0.07)		(0.08)		–
Net increase/(decrease) in net asset value	0.29		(0.06)		0.55		0.75		(0.67)		0.46
Net asset value - end of period	$11.32		$11.03		$11.09		$10.54		$9.79		$10.46

Total Return*	2.63%	(3)	3.42%		6.67%		8.35%		(5.58)%		4.60%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$2,804		$2,504		$2,314		$1,501		$479		$26
Ratios to average net assets:
Total expenses before reimbursements	0.60%	(4)	0.63%		0.74%		0.95%		2.23%		110.32%	(4)
Net expenses after reimbursements	0.53%	(4)	0.51%		0.48%		0.48%		0.48%		0.48%	(4)
Net investment income after reimbursements	1.42%	(4)	2.31%		2.12%		2.63%		3.71%		4.08%	(4)
Portfolio turnover rate	15%	(3)	39%		34%		31%		129%		36%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
24	www.alpsfunds.com

Financial Highlights Conservative ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$11.00		$11.07		$10.53		$9.81		$10.43		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.06	(1)	0.24	(1)	0.20	(1)	0.24	(1)	0.35	(1)	0.10
Net realized and unrealized gain/(loss) on investments	0.21		0.10		0.48		0.55		(0.97)		0.33
Total income/(loss) from investment operations	0.27		0.34		0.68		0.79		(0.62)		0.43

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.14)		(0.13)		(0.06)		–		–
From net realized gain	–		(0.27)		(0.01)		(0.01)		(0.00)(2)		–
Total distributions	–		(0.41)		(0.14)		(0.07)		(0.00)(2)		–
Net increase/(decrease) in net asset value	0.27		(0.07)		0.54		0.72		(0.62)		0.43
Net asset value - end of period	$11.27		$11.00		$11.07		$10.53		$9.81		$10.43

Total Return*	2.45%	(3)	3.14%		6.48%		8.06%		(5.93)%		4.30%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$30,099		$27,460		$19,488		$14,744		$4,386		$346
Ratios to average net assets:
Total expenses before reimbursements	0.85%	(4)	0.88%		0.99%		1.20%		2.50%		39.42%	(4)
Net expenses after reimbursements	0.78%	(4)	0.77%		0.73%		0.73%		0.73%		0.73%	(4)
Net investment income after reimbursements	1.15%	(4)	2.10%		1.88%		2.39%		3.50%		5.36%	(4)
Portfolio turnover rate	15%	(3)	39%		34%		31%		129%		36%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	25

Financial Highlights Income and Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.11		$10.25		$9.46		$8.41		$10.30		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.07	(1)	0.23	(1)	0.22	(1)	0.23	(1)	0.32	(1)	0.11
Net realized and unrealized gain/(loss) on investments	0.30		(0.09)		0.63		0.93		(1.87)		0.19
Total income/(loss) from investment operations	0.37		0.14		0.85		1.16		(1.55)		0.30

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.11)		(0.06)		(0.10)		(0.34)		–
From net realized gain	–		(0.17)		–		(0.01)		(0.00)(2)		–
Total distributions	–		(0. 28)		(0. 06)		(0. 11)		(0. 34)		–
Net increase/(decrease) in net asset value	0. 37		(0.14)		0.79		1.05		(1.89)		0.30
Net asset value - end of period	$10.48		$10.11		$10.25		$9.46		$8.41		$10.30

Total Return*	3.66%(3)		1.37%		9.04%		13.72%		(14.95)%		3.00%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$2,977		$2,186		$1,701		$776		$303		$232
Ratios to average net assets:
Total expenses before reimbursements	0.53%	(4)	0.55%		0.66%		0.82%		2.11%		41.30%	(4)
Net expenses after reimbursements	0.53%	(4)	0.51%		0.48%		0.48%		0.48%		0.48%	(4)
Net investment income after reimbursements	1.35%	(4)	2.25%		2.22%		2.59%		3.32%		5.58%	(4)
Portfolio turnover rate	11%	(3)	45%		31%		28%		55%		8%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
26	www.alpsfunds.com

Financial Highlights Income and Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.49		$10.64		$9.82		$8.73		$10.29		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.05	(1)	0.21	(1)	0.24	(1)	0.21	(1)	0.31	(1)	0.08
Net realized and unrealized gain/(loss) on investments	0.32		(0.10)		0.63		0.95		(1.87)		0.21
Total income/(loss) from investment operations	0.37		0.11		0.87		1.16		(1.56)		0.29

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.09)		(0.05)		(0.06)		–		–
From net realized gain	–		(0.17)		–		(0.01)		(0.00)(2)		–
Total distributions	–		(0.26)		(0.05)		(0.07)		(0.00)(2)		–
Net increase/(decrease) in net asset value	0.37		(0.15)		0.82		1.09		(1.56)		0.29
Net asset value - end of period	$10.86		$10.49		$10.64		$9.82		$8.73		$10.29

Total Return*	3.53%	(3)	1.08%		8.88%		13.30%		(15.16)%		2.90%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$99,732		$94,049		$76,487		$23,595		$7,788		$1,021
Ratios to average net assets:
Total expenses before reimbursements	0.78%	(4)	0.80%		0.90%		1.06%		1.83%		26.00%	(4)
Net expenses after reimbursements	0.78%	(4)	0.77%		0.73%		0.73%		0.73%		0.73%	(4)
Net investment income after reimbursements	1.02%	(4)	1.98%		2.39%		2.33%		3.32%		6.66%	(4)
Portfolio turnover rate	11%	(3)	45%		31%		28%		55%		8%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	27

Financial Highlights Balanced ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

					Class I
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.74		$10.08		$9.08		$7.65		$10.21		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.06	(1)	0.22	(1)	0.21	(1)	0.20	(1)	0.29	(1)	0.16
Net realized and unrealized gain/(loss) on investments	0.42		(0.28)		0.86		1.31		(2.73)		0.05
Total income/(loss) from investment operations	0.48		(0.06)		1.07		1.51		(2.44)		0.21

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.12)		(0.07)		(0.07)		(0.12)		–
From net realized gain	–		(0.16)		–		(0.01)		(0.00)	(2)	–
Total distributions	–		(0.28)		(0.07)		(0.08)		(0.12)		–
Net increase/(decrease) in net asset value	0.48		(0.34)		1.00		1.43		(2.56)		0.21
Net asset value - end of period	$10.22		$9.74		$10.08		$9.08		$7.65		$10.21

Total Return*	4.93%	(3)	(0.56)%		11.85%		19.74%		(23.82)%		2.10%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$11,559		$8,406		$6,270		$3,366		$1,402		$483
Ratios to average net assets:
Total expenses before reimbursements	0.52%	(4)	0.53%		0.60%		0.68%		1.15%		16.03%	(4)
Net expenses after reimbursements	0.52%	(4)	0.52%		0.48%		0.48%		0.48%		0.48%	(4)
Net investment income after reimbursements	1.22%	(4)	2.19%		2.18%		2.45%		3.25%		4.79%	(4)
Portfolio turnover rate	11%	(3)	51%		32%		26%		67%		23%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
28	www.alpsfunds.com

Financial Highlights Balanced ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

					Class II
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.81		$10.17		$9.17		$7.73		$10.19		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.05	(1)	0.19	(1)	0.20	(1)	0.18	(1)	0.28	(1)	0.07
Net realized and unrealized gain/(loss) on investments	0.42		(0.29)		0.87		1.33		(2.73)		0.12
Total income/(loss) from investment operations	0.47		(0.10)		1.07		1.51		(2.45)		0.19

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.10)		(0.07)		(0.06)		(0.01)		–
From net realized gain	–		(0.16)		–		(0.01)		(0.00)	(2)	–
Total distributions	–		(0.26)		(0.07)		(0.07)		(0.01)		–
Net increase/(decrease) in net asset value	0.47		(0.36)		1.00		1.44		(2.46)		0.19
Net asset value - end of period	$10.28		$9.81		$10.17		$9.17		$7.73		$10.19

Total Return*	4.79%	(3)	(0.89)%		11.63%		19.52%		(24.05)%		1.90%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$159,763		$146,175		$116,197		$52,023		$17,771		$4,899
Ratios to average net assets:
Total expenses before reimbursements	0.77%	(4)	0.78%		0.84%		0.92%		1.35%		11.45%	(4)
Net expenses after reimbursements	0.77%	(4)	0.77%		0.73%		0.73%		0.73%		0.73%	(4)
Net investment income after reimbursements	0.91%	(4)	1.89%		2.13%		2.20%		3.19%		7.62%	(4)
Portfolio turnover rate	11%	(3)	51%		32%		26%		67%		23%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	29

Financial Highlights Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.17		$9.75		$8.60		$6.93		$10.11		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.04	(1)	0.18	(1)	0.19	(1)	0.17	(1)	0.29	(1)	0.11
Net realized and unrealized gain/(loss) on investments	0.47		(0.53)		1.03		1.56		(3.46)		(0.00)	(2)
Total income/(loss) from investment operations	0.51		(0.35)		1.22		1.73		(3.17)		0.11

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.12)		(0.07)		(0.06)		(0.01)		–
From net realized gain	–		(0.11)		–		(0.00)	(2)	(0.00)	(2)	–
Total distributions	–		(0.23)		(0.07)		(0.06)		(0.01)		–
Net increase/(decrease) in net asset value	0.51		(0.58)		1.15		1.67		(3.18)		0.11
Net asset value - end of period	$9.68		$9.17		$9.75		$8.60		$6.93		$10.11

Total Return*	5.56%	(3)	(3.50)%		14.19%		24.94%		(31.37)%		1.10%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$31,427		$26,531		$20,472		$10,993		$3,876		$109
Ratios to average net assets:
Total expenses before reimbursements	0.53%	(4)	0.54%		0.60%		0.66%		1.05%		43.57%	(4)
Net expenses after reimbursements	0.53%	(4)	0.51%		0.48%		0.48%		0.48%		0.48%	(4)
Net investment income after reimbursements	0.78%	(4)	1.85%		2.15%		2.31%		3.76%		5.11%	(4)
Portfolio turnover rate	12%	(3)	52%		40%		19%		27%		18%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
30	www.alpsfunds.com

Financial Highlights Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$9.07		$9.65		$8.53		$6.89		$10.09		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.02	(1)	0.14	(1)	0.19	(1)	0.15	(1)	0.25	(1)	0.10
Net realized and unrealized gain/(loss) on investments	0.47		(0.50)		0.99		1.55		(3.44)		(0.01)
Total income/(loss) from investment operations	0.49		(0.36)		1.18		1.70		(3.19)		0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.11)		(0.06)		(0.06)		(0.01)		–
From net realized gain	–		(0.11)		–		(0.00)	(2)	(0.00)	(2)	–
Total distributions	–		(0.22)		(0.06)		(0.06)		(0.01)		–
Net increase/(decrease) in net asset value	0.49		(0.58)		1.12		1.64		(3.20)		0.09
Net asset value - end of period	$9.56		$9.07		$9.65		$8.53		$6.89		$10.09

Total Return*	5.40%	(3)	(3.68)%		13.86%		24.65%		(31.61)%		0.90%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$113,303		$107,209		$103,552		$48,232		$18,023		$2,424
Ratios to average net assets:
Total expenses before reimbursements	0.77%	(4)	0.79%		0.84%		0.91%		1.39%		15.48%	(4)
Net expenses after reimbursements	0.77%	(4)	0.76%		0.73%		0.73%		0.73%		0.73%	(4)
Net investment income after reimbursements	0.51%	(4)	1.47%		2.14%		2.03%		3.11%		6.76%	(4)
Portfolio turnover rate	12%	(3)	52%		40%		19%		27%		18%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	31

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class I

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.75		$9.31		$8.09		$6.36		$10.09		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.03	(1)	0.17	(1)	0.19	(1)	0.16	(1)	0.31	(1)	0.15
Net realized and unrealized gain/(loss) on investments	0.49		(0.62)		1.07		1.60		(4.00)		(0.06)
Total income/(loss) from investment operations	0.52		(0.45)		1.26		1.76		(3.69)		0.09

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.11)		(0.04)		(0.03)		(0.04)		–
From net realized gain	–		–		–		(0.00)	(2)	(0.00)	(2)	–
Total distributions	–		(0.11)		(0.04)		(0.03)		(0.04)		–
Net increase/(decrease) in net asset value	0.52		(0.56)		1.22		1.73		(3.73)		0.09
Net asset value - end of period	$9.27		$8.75		$9.31		$8.09		$6.36		$10.09

Total Return*	5.94%	(3)	(4.85)%		15.58%		27.79%		(36.57)%		0.90%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$10,465		$8,937		$6,745		$3,462		$1,009		$84
Ratios to average net assets:
Total expenses before reimbursements	0.58%	(4)	0.60%		0.82%		1.28%		3.00%		77.98%	(4)
Net expenses after reimbursements	0.53%	(4)	0.51%		0.48%		0.48%		0.48%		0.48%	(4)
Net investment income after reimbursements	0.70%	(4)	1.81%		2.27%		2.28%		4.21%		4.22%	(4)
Portfolio turnover rate	15%	(3)	43%		77%		27%		55%		12%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
32	www.alpsfunds.com

Financial Highlights Aggressive Growth ETF Asset Allocation Portfolio – Class II

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		For the Year Ended December 31, 2008		For the Period April 30, 2007 (inception) to December 31, 2007
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$8.70		$9.26		$8.06		$6.38		$10.07		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after reimbursements	0.02	(1)	0.13	(1)	0.31	(1)	0.13	(1)	0.25	(1)	0. 10
Net realized and unrealized gain/(loss) on investments	0.48		(0.60)		0.92		1.61		(3.94)		(0.03)
Total income/(loss) from investment operations	0.50		(0.47)		1.23		1.74		(3.69)		0.07

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after reimbursements	–		(0.09)		(0.03)		(0.06)		–		–
From net realized gain	–		–		–		(0.00)	(2)	(0.00)	(2)	–
Total distributions	–		(0.09)		(0.03)		(0.06)		(0.00)	(2)	–
Net increase/(decrease) in net asset value	0.50		(0.56)		1.20		1.68		(3.69)		0.07
Net asset value - end of period	$9.20		$8.70		$9.26		$8.06		$6.38		$10.07

Total Return*	5.75%	(3)	(5.04)%		15.21%		27.29%		(36.64)%		0.70%	(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$34,995		$33,554		$32,250		$5,823		$2,597		$350
Ratios to average net assets:
Total expenses before reimbursements	0.83%	(4)	0.84%		1.03%		1.55%		3.40%		44.78%	(4)
Net expenses after reimbursements	0.78%	(4)	0.76%		0.73%		0.73%		0.73%		0.73%	(4)
Net investment income after reimbursements	0.41%	(4)	1.45%		3.66%		1.89%		3.31%		8.20%	(4)
Portfolio turnover rate	15%	(3)	43%		77%		27%		55%		12%	(3)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | June 30, 2012	33

Notes to Financial Statements
June 30, 2012 (Unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Each Portfolio offers Class I and Class II shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange-traded funds and exchange-traded notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value.

The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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Notes to Financial Statements
June 30, 2012 (Unaudited)

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2012:

Ibbotson Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,826,435	$–	$–	$29,826,435
Exchange Traded Notes	675,145	–	–	675,145
Short-Term Investments	2,324,235	–	–	2,324,235
Total	$32,825,815	$–	$–	$32,825,815

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$94,704,141	$–	$–	$94,704,141
Exchange Traded Notes	3,188,002	–	–	3,188,002
Short-Term Investments	4,986,045	–	–	4,986,045
Total	$102,878,188	$–	$–	$102,878,188

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$162,626,083	$–	$–	$162,626,083
Exchange Traded Notes	5,299,461	–	–	5,299,461
Short-Term Investments	3,822,812	–	–	3,822,812
Total	$171,748,356	$–	$–	$171,748,356

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$138,929,106	$–	$–	$138,929,106
Exchange Traded Notes	5,874,477	–	–	5,874,477
Short-Term Investments	331,347	–	–	331,347
Total	$145,134,930	$–	$–	$145,134,930

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$43,269,060	$–	$–	$43,269,060
Exchange Traded Notes	2,291,224	–	–	2,291,224
Total	$45,560,284	$–	$–	$45,560,284

For the period ended June 30, 2012, there were no significant transfers between Level 1 and Level 2 securities. For the period ended June 30, 2012, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Semi-Annual Report | June 30, 2012	35

Notes to Financial Statements
June 30, 2012 (Unaudited)

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

Management has concluded that the Portfolios have taken no uncertain tax positions that require recognition in the financial statements. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2008, December 31, 2009, December 31, 2010, and December 31, 2011 the Portfolios’ returns are still open to examination by the appropriate taxing authorities.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated.

There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

2. FEDERAL TAXES

As of December 31, 2011, the component of distributable earinings on a tax basis were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Undistributed Ordinary Income	$687,301	$2,648,562	$2,805,104	$2,052,059	$620,455
Accumulated Capital Gains/(Losses)	532,714	2,307,035	7,108,599	8,286,515	1,871
Unrealized Appreciation/(Depreciation)	301,239	(761,201)	(3,653,691)	(5,589,746)	(2,470,654)
Total	$1,521,254	$4,194,396	$6,260,012	$4,748,828	$(1,848,328)

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Notes to Financial Statements
June 30, 2012 (Unaudited)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the year ended December 31, 2011, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales and certain other investments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Overdistributed Ordinary Income/(Losses)	$(562)	$(1,265)	$(2,967)	$(4,086)	$(806)
Accumulated Capital Gain/(Losses)	562	(6,832)	(1,975,138)	(10,630)	6,257
Paid-In Capital	0	8,097	1,978,105	14,716	(5,451)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2012.

The tax character of the distributions paid during the year ended December 31, 2011 were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

	2011	2011	2011	2011	2011
Distributions Paid From:
Ordinary Income	$426,151	$981,638	$1,579,873	$1,611,304	$450,669
Long-term capital gain	650,347	1,364,176	2,456,617	1,578,722	–
Total	$1,076,498	$2,345,814	$4,036,490	$3,190,026	$450,669

Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

As of December 31, 2011, the Portfolios had capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax. Pursuant to the Code, and subject to tax limitations, such capital loss carryforwards will expire as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Capital Losses Expiring 12/31/16	$–	$–	$720,736	$3,010,322	$–

The Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio used capital loss carryforwards of $2,021,781, $1,371,811, and $2,294,039, respectively, to offset taxable capital gains realized during the year ended December 31, 2011.

Semi-Annual Report | June 30, 2012	37

Notes to Financial Statements
June 30, 2012 (Unaudited)

The Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio and Ibbotson Growth ETF Asset Allocation Portfolio elected to defer to the period ending December 31, 2012, capital losses recognized during the period 11/1/2011 – 12/31/2011 in the amounts of $13,819, $28,946 and $47,906, respectively.

As of June 30, 2012, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$778,919	$3,256,158	$6,608,924	$5,677,264	$1,417,587
Gross depreciation (excess of tax cost over value)	(243,004)	(1,904,213)	(5,116,459)	(6,060,738)	(2,042,596)
Net unrealized appreciation/depreciation	$535,915	$1,351,945	$1,492,465	$(383,474)	$(625,009)

Cost of Investments for income tax purposes	$32,289,900	$101,526,243	$170,255,891	$145,518,404	$46,185,293

3. INVESTMENTS TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2012, were as follows for each Portfolio:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Purchases	$ 6,527,399	$ 14,056,327
Sales	4,374,739	10,519,668

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchases	$ 28,522,838	$ 20,693,192
Sales	18,657,073	16,855,388

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Purchases	$ 7,632,911
Sales	6,938,534

4. INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Advisor”) acts as the portfolio’s investment advisor. The Advisor is a wholly-owned subsidiary of DST Systems, Inc, a publicly traded company. The Advisor is responsible for the overall management of each Portfolio’s business affairs. The Advisor invests the assets of each Portfolio, either directly or through the use of one or more subadvisors, according to each Portfolio’s investment objective, policies, and restrictions. The Advisor is responsible for selecting the sub-advisor to each Portfolio. The Advisor furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisor Agreement”), each Portfolio pays the Advisor monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets.

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Advisor”) serves as the Portfolios’ Sub-Advisor. The Sub-Advisor, founded in 1977, is a registered investment adviser located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Advisor is engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. The Sub-Advisor is responsible, subject to the

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Notes to Financial Statements
June 30, 2012 (Unaudited)

supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management.

Pursuant to the sub-advisory agreement (the “Sub-Advisor Agreement”) the Advisor pays the Sub-Advisor monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets.

5. OTHER AGREEMENTS

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Advisor may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I	0.00%
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Advisor, and the Sub-Advisor (the “Expense Limitation Agreement”), the Advisor and Sub-Advisor agree to waive certain fees they are entitled to receive from the Portfolios (the Sub-Advisor’s fees being received from the Advisor). Specifically, the Advisor and Sub-Advisor agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.53% for Class I shares and 0.78% for Class II shares. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETFs held by the Portfolios, and are not included for purposes of the Expense Limitation Agreement. The Expense Limitation Agreement is effective through April 29, 2014.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor and the Distributor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. ALPS does not charge the Trust a fee in connection with providing services under the agreement.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state. ALPS does not charge the Trust a fee in connection with providing services under the agreement.

Semi-Annual Report | June 30, 2012	39

Notes to Financial Statements
June 30, 2012 (Unaudited)

6. FUND REORGANIZATIONS

Calvert Reorganization

On April 29, 2011 Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, and Ibbotson Growth ETF Asset Allocation Portfolio (“Acquiring Funds”) acquired all of the assets and assumed all the liabilities of Calvert VP Lifestyle Conservative Portfolio, Calvert VP Lifestyle Moderate Portfolio, and Calvert VP Lifestyle Aggressive Portfolio (“Acquired Funds”), respectively, pursuant to a Form of Agreement and Plan of Reorganization approved by the Trustees (the “Reorganization”). The Acquired Funds were each a series of Calvert Variable Products, Inc. The purpose of the Reorganization was to allow shareholders of each of the Acquired Funds to own a portfolio that has similar investment objectives and with a greater amount of combined assets, potentially resulting in lower expenses after the Reorganization. Each Reorganization was accomplished by a tax-free exchange as detailed in the following table.

Acquiring Fund	Shares issued by Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Ibbotson Income and Growth ETF Asset Allocation Portfolio	829,112	$81,630,182	Calvert VP Lifestyle Conservative Portfolio	172,391	$9,228,076
Ibbotson Balanced ETF Asset Allocation Portfolio	2,291,100	$138,137,390	Calvert VP Lifestyle Moderate Portfolio	474,763	$24,754,163
Ibbotson Growth ETF Asset Allocation Portfolio	1,031,395	$137,557,545	Calvert VP Lifestyle Aggressive Portfolio	206,232	$10,715,840

The investment portfolio fair value and unrealized appreciation as of April 29, 2011 for each of the Acquired Funds were as follows:

Acquired Fund	Portfolio fair value	Unrealized appreciation of Acquired Fund
Calvert VP Lifestyle Conservative Portfolio	$9,241,771	$905,174
Calvert VP Lifestyle Moderate Portfolio	$24,776,417	$3,659,901
Calvert VP Lifestyle Aggressive Portfolio	$10,731,752	$1,877,755

Immediately following the reorganization the net assets of the combined Funds were as follows:

Combined Net Assets
Ibbotson Income and Growth ETF Asset Allocation Portfolio	$90,858,258
Ibbotson Balanced ETF Asset Allocation Portfolio	$162,891,553
Ibbotson Growth ETF Asset Allocation Portfolio	$148,273,385

The unused capital loss carryforwards of the Acquired Funds, subject to tax limitations, for potential utilization are listed in the table below.

Acquired Fund	Unused Capital loss carryforward
Calvert VP Lifestyle Conservative Portfolio	$0
Calvert VP Lifestyle Moderate Portfolio	$1,479,841
Calvert VP Lifestyle Aggressive Portfolio	$0

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Notes to Financial Statements
June 30, 2012 (Unaudited)

Assuming the acquisition had been completed January 1, 2011, the beginning of the annual reporting period of the Acquiring Funds, the Acquiring Funds’ pro forma results of operations for the year ended December 31, 2011, are as follows:

	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Net Investment Income	$1,934,538	$3,059,069	$2,151,934
Net Realized and Unrealized Gain on Investments	(879,780)	(4,500,121)	(7,095,411)
Net Increase in Net Assets Resulting from Operations	$1,054,758	$(1,441,052)	$(4,943,477)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statements of Operations since April 29, 2011.

7. RELATED PARTY TRANSACTIONS

The Portfolios engaged in cross trades between each other during the six months ended June 30, 2012 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which ALPS Advisors, Inc. serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a-7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Portfolio.

Transactions related to cross trades during the six months ended June 30, 2012, were as follows:

Transactions	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$0	$0
Sale Proceeds received from Portfolios	485,684	138,014
Gain Realized on Sales to Portfolios	24,758	5,330

Transactions	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$275,458	$226,399
Sale Proceeds received from Portfolios	0	0
Gain Realized on Sales to Portfolios	0	0

Transactions	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Purchase cost paid to Portfolios	$121,841
Sale Proceeds received from Portfolios	0
Gain Realized on Sales to Portfolios	0

Semi-Annual Report | June 30, 2012	41

Additional Information
June 30, 2012 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 month ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1- 202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

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Trustees and Officers
June 30, 2012 (Unaudited)

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of June 30, 2012, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $10,000 per year, a per meeting fee of $2,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (866) 432-2926 or by accessing the Portfolios’ website at http://www.alpsfunds.com.

INDEPENDENT TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee
Mary K. Anstine (71)	Trustee	Since November 30, 2006	Retired. Ms. Anstine is also a Trustee of ALPS ETF Trust, Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	20	Ms. Anstine is a Trustee of ALPS ETF Trust (5 funds), Financial Investors Trust (24 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).
David Swanson (55)	Trustee	Since November 30, 2006	Mr. Swanson is a Principal Owner of SwanDog Marketing since February 2006. Mr. Swanson was also Executive Vice-President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	5	Mr. Swanson is a Trustee of the Managed Portfolio Series (8 funds).
Jeremy W. Deems (35)	Trustee	Since September 8, 2010	Mr. Deems is Partner, CFO and COO of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	20	Mr. Deems is a Trustee of ALPS ETF Trust (5 funds), Financial Investors Trust (24 funds), and Reaves Utility Income Fund.

*

The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provide investment advisory services.

Semi-Annual Report | June 30, 2012	43

Trustees and Officers
June 30, 2012 (Unaudited)

INTERESTED TRUSTEES

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Trusteeships Held By Trustee
Thomas A. Carter (46)**	Trustee Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and FTAM Funds Distributor, Inc. and Director of ALPS and ALPS Holdings, Inc. Because of his position with ALPS, ADI and AAI, Mr. Carter is deemed an affiliate of the Portfolios as defined under the 1940 Act.	10	Mr. Carter is a Trustee of ALPS ETF Trust (5 funds).
Scott Wentsel (49)**	Trustee	Since November 30, 2006	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

OFFICERS

Name & Age	Position with the Portfolios	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years
Jeremy O. May (41)	Treasurer	Since November 30, 2006

Mr. May is President of ALPS Fund Services, Inc. (“ALPS”). Mr. May joined ALPS in 1995. Mr. May is currently a Trustee of Reaves Utility Income Fund, and the Treasurer of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, and Financial Investors Trust. Mr. May is also on the Board of Directors of the University of Colorado Foundation.

Melanie H. Zimdars (35)	Chief Compliance Officer	Since December 8, 2009

Ms. Zimdars is a Deputy Chief Compliance Officer with ALPS since September 2009. Prior to joining ALPS, Ms. Zimdars served as Principal Financial Officer, Treasurer and Secretary for the Wasatch Funds from February 2007 to December 2008. From November 2006 to February 2007, she served as Assistant Treasurer for the Wasatch Funds and served as a Senior Compliance Officer for Wasatch Advisors, Inc. since 2005. Ms. Zimdars is currently the CCO for Liberty All-Star Growth Fund, Liberty All-Star Equity Fund, EGA Emerging Global Shares Trust, ALPS ETF Trust, and BPV Family of Funds.

David T. Buhler (40)	Secretary	Since June 8, 2010

Mr. Buhler joined ALPS Fund Services, Inc. as Associate Counsel in June 2010. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009.

*

The portfolio complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates, Inc. (or any affiliate) provide investment advisory services.

**

Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Distributors, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with Ibbotson Associates, Inc.

44	www.alpsfunds.com

This report has been prepared for Ibbotson ETF Allocation Series shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

FIV000775 2/28/2012

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accounting Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Schedule of Investments.

a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit99.Cert.

(a)(3) Not applicable.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 31, 2012

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	August 31, 2012